EMPLOYEE BENEFIT PLANS: (Tables)	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS:
Schedule of benefit obligations, plan assets and the funded status of the pension plans, along with the amounts recognized in the Consolidated Balance Sheets and the weighted average assumptions used

	PensionBenefits
	U.S.Plans		Non-U.S.Plans
($inmillions)	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$35.6	$32.2	$640.5	$657.7
Service cost	0.2	0.2	8.7	7.5
Interest cost	1.8	1.9	31.8	31.6
Actuarial loss	6.6	2.5	41.9	13.2
Benefits paid	(1.0)	(1.2)	(34.5)	(32.0)
Foreign exchange gain	-	-	(20.2)	(38.2)
Other	-	-	0.5	0.7
Benefit obligation at end of year	$43.2	$35.6	$668.7	$640.5
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$26.0	$23.4	$233.8	$237.9
Actual return on assets	0.6	2.6	0.4	17.1
Employer contributions	1.5	1.2	6.4	4.8
Benefits paid from fund	(1.0)	(1.2)	(16.5)	(14.3)
Foreign exchange loss	-	-	(4.2)	(12.4)
Other	-	-	0.1	0.7
Fair value of plan assets at end of year	$27.1	$26.0	$220.0	$233.8

Funded status (a)	$(16.1)	$(9.6)	$(448.7)	$(406.7)
Amounts recognized in the consolidated balance sheets:
Current liabilities	$-	$-	$(13.2)	$(12.9)
Noncurrent liabilities (b)	(16.1)	(9.6)	(435.5)	(393.8)
Net amount recognized	$(16.1)	$(9.6)	$(448.7)	$(406.7)
Amounts recognized in accumulated other comprehensive income:
Net actuarial losses	$17.6	$10.2	$104.9	$53.0
Prior service cost	-	-	5.4	6.2
Accumulated other comprehensive loss	$17.6	$10.2	$110.3	$59.2

Accumulated benefit obligation	$43.2	$35.6	$637.2	$608.3

Weighted-average assumptions used to determine benefit obligations at December31:
Discount rate	4.18%	5.29%	4.50%	4.92%
Rate of compensation increase	N/A	N/A	3.05%	3.06%

(a) The Company's overall unfunded position in its defined benefit plans as of December31, 2011 is $464.8 million and the funded status of our plans is 35%. However, 76% of the Company's unfunded position is concentrated in plans mostly in Germany, where funding is neither legally required nor customary. When only the plans that have funding requirements are considered, the unfunded portion is $113.4 million and the funded status is 67%. The funding of the Company's pension plans was in compliance with local requirements as of December31, 2011.

(b) Balances include $8.0 million and $10.1 million as of December31, 2011 and 2010, respectively, related to certain German defined benefit obligations which are reported as "Other Liabilities" in the Consolidated Balance Sheets. Balances do not include $7.0 million and $6.8 million as of December31, 2011 and 2010, respectively, representing certain individually immaterial pension and postretirement medical benefit plans which are reported within "Pension and Related Liabilities" in the Consolidated Balance Sheets.

Schedule of net pension benefit costs and the weighted-average assumptions used

	U.S.Plans			Non-U.S.Plans
($inmillions)	2011	2010	2009	2011	2010	2009
Weighted-average assumptions used to determine net periodic benefit cost for years ended December31:
Discount rate	5.29%	5.89%	6.18%	4.92%	5.29%	6.02%
Expected return on plan assets (a)	7.99%	8.23%	8.28%	5.71%	5.49%	6.17%
Rate of compensation increase	N/A	N/A	N/A	3.06%	3.08%	3.13%
Components of net pension benefit costs:
Service cost	$0.2	$0.2	$0.2	$8.7	$7.5	$8.3
Interest cost	1.8	1.9	1.8	31.8	31.6	33.4
Expected return on assets	(2.0)	(1.9)	(1.6)	(14.8)	(12.9)	(13.7)
Net amortization of actuarial losses	0.7	0.5	0.7	-	0.9	0.1
Amortization of prior service cost	-	-	-	1.0	0.6	-
Other	-	-	-	-	0.4	1.2
Net periodic pension cost	0.7	0.7	1.1	26.7	28.1	29.3
Settlement/curtailment	-	-	-	-	-	(0.4)
Total pension cost	$0.7	$0.7	$1.1	$26.7	$28.1	$28.9

(a) The long-term rate of return on assets listed above is the average of expected returns developed for each plan weighted by each plan's assets, as of January1 of the year measured. Rates of return have been estimated based on various asset-appropriate price and yield indices, adjusted for projected inflation and long-term dividend growth.

Schedule of benefit payments, which reflect expected future service

($inmillions)	U.S.Plans	Non-U.S. Plans
2012	$1.5	$32.4
2013	1.6	33.6
2014	1.9	35.9
2015	2.0	37.2
2016	2.1	38.3
Years 2017 - 2021	12.1	195.2
Expected employer contributions to plan assets:
2012	$2.0	$5.4

Schedule of the weighted-average of the plan's targeted investment allocations as well as the actual weighted-average investment allocations

	U.S.Plans			Non-U.S.Plans
	Target	2011	2010	Target	2011	2010
Cash and cash equivalents	-%	1%	-%	3%	8%	9%
Equity securities	61	56	57	36	40	36
Fixed income	39	42	42	50	39	47
Insurance contracts, real estate and other	-	1	1	11	13	8

Schedule of fair value of plan assets

	FairValueMeasurements
	AsofDecember31,2011			AsofDecember31,2010
(inmillions)	Total	Level1	Level2	Total	Level1	Level2
Cash and cash equivalents	$19.7	$3.7	$16.0	$21.8	$2.6	$19.2
Equity securities:
Domestic large-cap growth (a)(b)	5.3	-	5.3	8.3	-	8.3
International large-cap growth (a)	4.6	0.3	4.3	5.7	0.3	5.4
Other equity funds	77.5	2.6	74.9	84.4	2.8	81.6
Fixed income securities:
Domestic government bonds (a)(b)	8.1	0.8	7.3	9.1	-	9.1
International government bonds (a)	8.6	-	8.6	5.2	-	5.2
Corporate bonds (a)	65.8	2.2	63.6	84.3	1.8	82.5
Plan sponsor	9.9	-	9.9	10.3	-	10.3
Other bond funds	17.7	3.9	13.8	11.8	3.8	8.0
Other investments:
Insurance contracts	17.1	-	17.1	13.3	-	13.3
Real estate investment funds	9.6	-	9.6	-	-	-
Other	3.2	0.1	3.1	5.6	0.1	5.5
Total	$247.1	$13.6	$233.5	$259.8	$11.4	$248.4

(a) Represents a direct investment or mutual pooled fund.

(b) "Domestic" refers to investments in the plan's home country. Most plan assets are located in Finland, the U.K., the U.S. or Germany.

Schedule of company contributions to multiemployer plans

	CompanyContributions($inmillions)
	YearendedDecember31,
PensionFund	2011	2010	2009
Pensionskasse Dynamit Nobel Versicherungsverein auf Gegenseitigkeit, Troisdorf ("DN Pensionskasse")	$7.7	$6.2	$5.9
Other Plans	0.5	0.3	0.2
Total	$8.2	$6.5	$6.1